Leases	12 Months Ended
Apr. 30, 2026
Leases [Abstract]
Leases	Leases
The Company’s lease portfolio is comprised of operating leases for office space and equipment and finance leases for equipment. Equipment leases are comprised of vehicles and office equipment. The majority of the Company’s leases include both lease and non-lease components. Non-lease components primarily include maintenance, insurance, taxes and other utilities. The Company combines fixed payments for non-lease components with its lease payments and accounts for them as a single lease component, which increases its ROU assets and lease liabilities. Some of the leases include one or more options to renew or terminate the lease at the Company’s discretion. Generally, the renewal and termination options are not included in the ROU assets and lease liabilities as they are not reasonably certain of exercise. The Company has elected not to recognize a ROU asset or lease liability for leases with an initial term of 12 months or less.
As most of the Company’s leases do not provide an implicit rate, the Company uses its incremental borrowing rate based on the information available at commencement date in determining the present value of the future minimum lease payments. The Company applies the portfolio approach when determining the incremental borrowing rate since it has a centrally managed treasury function. The Company’s incremental borrowing rate is estimated to approximate the interest rate on a collateralized basis with similar terms and payments in a similar economic environment.
Operating leases contain both office and equipment leases and have remaining terms that range from less than one year to 11 years, some of which also include options to extend or terminate the lease. Finance leases are comprised of equipment leases and have remaining terms that range from less than one year to five years. Finance lease assets are included in property and equipment, net while finance lease liabilities are included in other accrued liabilities and other liabilities.
During fiscal 2026, at the request of a landlord, the Company modified an office lease to shorten the lease term and in return the landlord agreed to pay the Company a fixed cash incentive. As a result of the office lease modification, the Company recorded a $13.9 million gain during fiscal 2026 that was included in general and administrative expenses in the accompanying consolidated statements of income. During fiscal 2025 and 2024, the Company reduced its real estate footprint and as a result recorded an impairment charge of the ROU assets of $2.5 million and $1.6 million, respectively, in the consolidated statements of income.
The components of lease expense were as follows:

	Year Ended April 30,
	2026	2025	2024

	(in thousands)
Finance lease cost
Amortization of ROU assets	$1,805	$1,464	$1,605
Interest on lease liabilities	205	176	212
	2,010	1,640	1,817
Operating lease cost	48,397	47,939	46,956
Short-term lease cost	894	873	876
Variable lease cost	10,987	10,877	13,324
Gain on modification of office lease	(13,907)	—	—
Lease impairment cost	—	2,452	1,629
Sublease income	(6,215)	(4,965)	(4,359)
Total lease cost	$42,166	$58,816	$60,243
Supplemental cash flow information related to leases was as follows:

	Year Ended April 30,
	2026	2025	2024

	(in thousands)
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$44,012	$52,033	$51,879
Financing cash flows from finance leases	$2,071	$1,631	$1,776

ROU assets obtained in exchange for lease obligations:
Operating leases	$62,893	$27,430	$60,279
Finance leases	$3,125	$811	$906
Supplemental balance sheet information related to leases was as follows:

	Year Ended April 30,
	2026	2025

	(in thousands)
Finance Leases:

Property and equipment, at cost	$9,734	$7,233
Accumulated depreciation	(5,183)	(4,210)
Property and equipment, net	$4,551	$3,023

Other accrued liabilities	$1,915	$1,369
Other liabilities	2,682	1,770
Total finance lease liabilities	$4,597	$3,139

Weighted average remaining lease terms:
Operating leases	7.9 years	7.0 years
Finance leases	2.7 years	2.6 years

Weighted average discount rate:
Operating leases	6.0%	5.9%
Finance leases	5.4%	5.7%
Maturities of lease liabilities are as follows:

Year Ending April 30,	Operating	Financing

	(in thousands)
2027	$38,459	$2,104
2028	38,102	1,790
2029	31,764	706
2030	24,717	268
2031	21,033	48
Thereafter	92,243	—
Total lease payments	246,318	4,916
Less: imputed interest	53,308	319
Total	$193,010	$4,597

Leases	Leases
The Company’s lease portfolio is comprised of operating leases for office space and equipment and finance leases for equipment. Equipment leases are comprised of vehicles and office equipment. The majority of the Company’s leases include both lease and non-lease components. Non-lease components primarily include maintenance, insurance, taxes and other utilities. The Company combines fixed payments for non-lease components with its lease payments and accounts for them as a single lease component, which increases its ROU assets and lease liabilities. Some of the leases include one or more options to renew or terminate the lease at the Company’s discretion. Generally, the renewal and termination options are not included in the ROU assets and lease liabilities as they are not reasonably certain of exercise. The Company has elected not to recognize a ROU asset or lease liability for leases with an initial term of 12 months or less.
As most of the Company’s leases do not provide an implicit rate, the Company uses its incremental borrowing rate based on the information available at commencement date in determining the present value of the future minimum lease payments. The Company applies the portfolio approach when determining the incremental borrowing rate since it has a centrally managed treasury function. The Company’s incremental borrowing rate is estimated to approximate the interest rate on a collateralized basis with similar terms and payments in a similar economic environment.
Operating leases contain both office and equipment leases and have remaining terms that range from less than one year to 11 years, some of which also include options to extend or terminate the lease. Finance leases are comprised of equipment leases and have remaining terms that range from less than one year to five years. Finance lease assets are included in property and equipment, net while finance lease liabilities are included in other accrued liabilities and other liabilities.
During fiscal 2026, at the request of a landlord, the Company modified an office lease to shorten the lease term and in return the landlord agreed to pay the Company a fixed cash incentive. As a result of the office lease modification, the Company recorded a $13.9 million gain during fiscal 2026 that was included in general and administrative expenses in the accompanying consolidated statements of income. During fiscal 2025 and 2024, the Company reduced its real estate footprint and as a result recorded an impairment charge of the ROU assets of $2.5 million and $1.6 million, respectively, in the consolidated statements of income.
The components of lease expense were as follows:

	Year Ended April 30,
	2026	2025	2024

	(in thousands)
Finance lease cost
Amortization of ROU assets	$1,805	$1,464	$1,605
Interest on lease liabilities	205	176	212
	2,010	1,640	1,817
Operating lease cost	48,397	47,939	46,956
Short-term lease cost	894	873	876
Variable lease cost	10,987	10,877	13,324
Gain on modification of office lease	(13,907)	—	—
Lease impairment cost	—	2,452	1,629
Sublease income	(6,215)	(4,965)	(4,359)
Total lease cost	$42,166	$58,816	$60,243
Supplemental cash flow information related to leases was as follows:

	Year Ended April 30,
	2026	2025	2024

	(in thousands)
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$44,012	$52,033	$51,879
Financing cash flows from finance leases	$2,071	$1,631	$1,776

ROU assets obtained in exchange for lease obligations:
Operating leases	$62,893	$27,430	$60,279
Finance leases	$3,125	$811	$906
Supplemental balance sheet information related to leases was as follows:

	Year Ended April 30,
	2026	2025

	(in thousands)
Finance Leases:

Property and equipment, at cost	$9,734	$7,233
Accumulated depreciation	(5,183)	(4,210)
Property and equipment, net	$4,551	$3,023

Other accrued liabilities	$1,915	$1,369
Other liabilities	2,682	1,770
Total finance lease liabilities	$4,597	$3,139

Weighted average remaining lease terms:
Operating leases	7.9 years	7.0 years
Finance leases	2.7 years	2.6 years

Weighted average discount rate:
Operating leases	6.0%	5.9%
Finance leases	5.4%	5.7%
Maturities of lease liabilities are as follows:

Year Ending April 30,	Operating	Financing

	(in thousands)
2027	$38,459	$2,104
2028	38,102	1,790
2029	31,764	706
2030	24,717	268
2031	21,033	48
Thereafter	92,243	—
Total lease payments	246,318	4,916
Less: imputed interest	53,308	319
Total	$193,010	$4,597